RELATED PARTIES - Schedule of Amer Sports Holding (Cayman) Limited transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total	$ 62.1	$ 174.2	$ 158.9
Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Total	0.0	21.6	226.4
Parent company (Amer Sports Holding (Cayman) Limited) | Investment Loan
Disclosure of transactions between related parties [line items]
Total	0.0	19.1	205.0
Parent company (Amer Sports Holding (Cayman) Limited) | Facility A Loan
Disclosure of transactions between related parties [line items]
Total	$ 0.0	$ 2.5	$ 21.4